Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,742,950,000
Total Fee Amount	240,701.4
Total Offset Amount	0
Net Fee	$ 240,701.4
Offset Table N/A	N/A